INCOME TAXES	12 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 4 – INCOME TAXES

ASC 740 requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The provision for income taxes differs from the amounts which would be provided by applying the statutory federal income tax rate of 34% to the net loss before provision for income taxes for the following reasons:

	For the year ended June 30, 2017	For the year ended June 30, 2016

Income tax expense (asset) at statutory rate	$(7,189)	$(1,488)
Valuation allowance	7,189	1,488
Income tax expense per books	$-	$-

Due to the change in ownership provisions of the Tax Reform Act of 1986, the use of operating loss carry forwards for the year ended June 30, 2017 ($21,144), and for the period ended June 30, 2016 ($4,375), may be limited. The Company’s tax returns from inception are subject to IRS inspection.  The net operating losses will expire in 2037.